Derivative Financial Instruments - Loss/(gain) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of Loss/(gain) on derivatives
Total loss/(gain) on derivatives	$ (9,646)	$ (2,496)	$ 14,929
Transfers from Level 1 to Level 2, assets	0	0	0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Transfers from Level 1 to Level 2, liabilities	0	0	0
Transfers from Level 2 to Level 1, liabilities	0	0	0
Transfers into Level 3, liabilities	0	0	0
Transfers out of Level 3, liabilities	0	0	0
Interest rate swaps held for trading
Analysis of Loss/(gain) on derivatives
Realized loss on interest rate swaps held for trading	3,175	8,596	6,300
Unrealized loss/(gain) on derivative financial instruments held for trading	(12,821)	(11,092)	8,623
Forward foreign exchange contracts held for trading
Analysis of Loss/(gain) on derivatives
Realized loss on interest rate swaps held for trading			61
Unrealized loss/(gain) on derivative financial instruments held for trading	$ 0	$ 0	$ (55)